UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-3595

Name of Fund:  Merrill Lynch Healthcare Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Healthcare Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments


Merrill Lynch Healthcare Fund, Inc.


Schedule of Investments as of January 31, 2006                                                                  (in U.S. dollars)
                                                      Shares
                      Industry                          Held   Common Stocks                                            Value
Middle East

Israel - 0.5%         Medical Devices - 0.5%         100,000   Given Imaging Ltd. (d)(e)                           $    2,653,000

                                                               Total Common Stocks in
                                                               the Middle East - 0.5%                                   2,653,000


North America

United                Biotechnology Discovery        180,000   Covance, Inc. (d)                                       10,225,800
States - 69.3%        Tools & Platform               392,303   Exelixis, Inc. (d)                                       4,229,026
                      Technologies - 3.0%            215,157   Lexicon Genetics, Inc. (d)                                 860,628
                                                     124,000   Medarex, Inc. (d)                                        1,733,520
                                                                                                                   --------------
                                                                                                                       17,048,974

                      Biotechnology                   67,500   Altus Pharmaceuticals, Inc. (d)                          1,252,125
                      Products - 11.9%               100,000   Amgen, Inc. (d)                                          7,289,000
                                                     100,000   Arena Pharmaceuticals, Inc. (d)                          1,697,000
                                                     100,000   Atherogenics Inc. (d)(e)                                 1,775,000
                                                     600,000   BioCryst Pharmaceuticals, Inc. (d)(e)                   11,418,000
                                                      30,700   Biogen Idec, Inc. (d)                                    1,373,825
                                                      80,000   Cell Genesys, Inc. (d)(e)                                  500,800
                                                     170,000   Coley Pharmaceutical Group, Inc. (d)(e)                  2,602,700
                                                     155,000   Genentech, Inc. (d)(e)                                  13,317,600
                                                     100,000   Genzyme Corp. (d)                                        7,094,000
                                                      87,000   Millennium Pharmaceuticals, Inc. (d)                       899,580
                                                       5,143   Neurometrix, Inc. (d)                                      177,485
                                                      80,000   PDL BioPharma, Inc. (d)                                  2,332,000
                                                     120,000   Progenics Pharmaceuticals, Inc. (d)                      3,396,000
                                                      60,000   Tanox, Inc. (d)(e)                                       1,083,000
                                                     100,000   Telik, Inc. (d)                                          1,919,000
                                                     105,000   Vertex Pharmaceuticals, Inc. (d)(e)                      3,750,600
                                                     206,000   Viropharma, Inc. (d)                                     4,781,260
                                                                                                                   --------------
                                                                                                                       66,658,975

                      Health Care Information &      674,750   Cerner Corp. (d)(e)                                     30,363,750
                      Technology - 9.2%              196,000   Emageon, Inc. (d)                                        3,626,000
                                                   1,400,000   Emdeon Corp. (d)                                        13,076,000
                                                     120,000   WebMD Health Corp. Class A (d)(e)                        4,792,800
                                                                                                                   --------------
                                                                                                                       51,858,550

                      Managed Health Care -           28,000   Centene Corp. (d)                                          736,120
                      Medicare/Medicaid - 2.7%       260,000   Health Net, Inc. (d)                                    12,836,200
                                                      40,000   WellCare Health Plans, Inc. (d)                          1,617,200
                                                                                                                   --------------
                                                                                                                       15,189,520

                      Managed Health Care -          200,000   Aetna, Inc.                                             19,360,000
                      Multi-line - 11.9%             371,000   UnitedHealth Group, Inc.                                22,044,820
                                                     330,000   WellPoint, Inc. (d)                                     25,344,000
                                                                                                                   --------------
                                                                                                                       66,748,820

                      Managed Health Care -          160,000   Humana, Inc. (d)                                         8,923,200
                      Regional - 1.6%

                      Medical Devices - 8.8%          40,000   Adeza Biomedical Corp. (d)                                 885,600
                                                     145,000   Boston Scientific Corp. (d)                              3,171,150
                                                     154,200   DexCom, Inc. (d)                                         2,929,800
                                                      25,000   Diagnostic Products Corp.                                1,270,000
                                                     120,000   ev3, Inc. (d)                                            1,944,000
                                                     255,000   HemoSense, Inc. (d)                                      1,591,200
                                                      10,000   Intuitive Surgical, Inc. (d)                             1,376,500
                                                     166,000   Medtronic, Inc.                                          9,374,020
                                                     536,700   SonoSite, Inc. (d)(e)                                   21,113,778
                                                      55,000   St. Jude Medical, Inc. (d)                               2,702,150
                                                      97,100   Stereotaxis, Inc. (d)                                    1,250,648
                                                      80,000   Thoratec Corp. (d)(e)                                    2,024,000
                                                                                                                   --------------
                                                                                                                       49,632,846

                      Pharmaceutical -                47,000   Abbott Laboratories                                      2,028,050
                      Diversified - 3.7%             330,000   Johnson & Johnson                                       18,988,200
                                                                                                                   --------------
                                                                                                                       21,016,250

                      Pharmaceutical -                20,000   Forest Laboratories, Inc. (d)                              925,600
                      Prescription - 3.2%            240,000   Pfizer, Inc.                                             6,163,200
                                                     240,000   Wyeth                                                   11,100,000
                                                                                                                   --------------
                                                                                                                       18,188,800

                      Pharmaceutical -                10,500   Amylin Pharmaceuticals, Inc. (d)                           445,200
                      Specialty - 7.5%               440,000   Celgene Corp. (d)(e)                                    31,306,000
                                                     100,000   Idenix Pharmaceuticals Inc. (d)                          2,275,000
                                                     100,000   Onyx Pharmaceuticals, Inc. (d)                           2,809,000
                                                     255,000   Renovis, Inc. (d)(e)                                     5,194,350
                                                                                                                   --------------
                                                                                                                       42,029,550

                      Pharmacy Benefit               600,000   Caremark Rx, Inc. (d)                                   29,580,000
                      Managers - 5.8%                 50,000   Medco Health Solutions, Inc. (d)                         2,705,000
                                                                                                                   --------------
                                                                                                                       32,285,000

                                                               Total Common Stocks in
                                                               North America - 69.3%                                  389,580,485



Pacific Basin/Asia

India - 1.4%          Pharmaceutical -                80,000   Lupin Ltd.                                               1,530,923
                      Generic - 1.4%                 400,000   Sun Pharmaceuticals Industries Ltd.                      6,306,629

                                                               Total Common Stocks in India                             7,837,552


Japan - 4.7%          Pharmaceutical -               284,000   Astellas Pharma Inc.                                    11,766,113
                      Prescription - 4.7%             80,000   Chugai Pharmaceutical Co., Ltd.                          1,626,447
                                                     225,000   Takeda Pharmaceutical Co., Ltd.                         12,762,141

                                                               Total Common Stocks in Japan                            26,154,701

                                                               Total Common Stocks in the Pacific
                                                               Basin/Asia - 6.1%                                       33,992,253



Western Europe

Austria - 0.1%        Biotechnology                   58,102   Intercell AG (d)                                           625,102
                      Products - 0.1%

                                                               Total Common Stocks in Austria                             625,102


Denmark - 0.8%        Biotechnology                  165,000   Genmab A/S (d)                                           4,321,691
                      Products - 0.8%

                                                               Total Common Stocks in Denmark                           4,321,691


France - 5.3%         Pharmaceutical -               300,000   Sanofi-Aventis                                          27,485,671
                      Prescription - 4.9%

                      Pharmaceutical -               110,000   Flamel Technologies SA
                      Specialty - 0.4%                         (Sponsored ADR) (c)(d)                                   2,572,900

                                                               Total Common Stocks in France                           30,058,571


Germany - 1.3%        Biotechnology                  100,000   GPC Biotech AG (d)                                       1,487,517
                      Products - 0.3%

                      Pharmaceutical -               140,000   Bayer AG                                                 5,842,967
                      Prescription - 1.0%

                                                               Total Common Stocks in Germany                           7,330,484


Netherlands - 0.6%    Biotechnology                  125,000   Pharming Group NV (d)                                      593,489
                      Products - 0.1%

                      Medical Devices - 0.5%          60,000   Orthofix International NV (d)                            2,574,600

                                                               Total Common Stocks in the Netherlands                   3,168,089


Sweden - 0.9%         Medical Devices - 0.9%         300,000   Elekta AB                                                5,082,008

                                                               Total Common Stocks in Sweden                            5,082,008


Switzerland - 8.1%    Pharmaceutical -               427,000   Novartis AG Registered Shares                           23,398,173
                      Prescription - 8.1%            140,000   Roche Holding AG                                        22,074,779

                                                               Total Common Stocks in Switzerland                      45,472,952


United Kingdom - 0.7% Pharmaceutical -             2,400,000   Ark Therapeutics Group Plc (d)                           4,095,054
                      Specialty - 0.7%

                                                               Total Common Stocks in the United Kingdom                4,095,054

                                                               Total Common Stocks in
                                                               Western Europe - 17.8%                                 100,153,951

                                                               Total Common Stocks
                                                               (Cost - $372,289,477) - 93.7%                          526,379,689


                                                  Beneficial
                                                    Interest   Short-Term Securities
                                              $   27,693,666   Merrill Lynch Liquidity Series,
                                                               LLC Cash Sweep Series I (a)                             27,693,666
                                                  80,302,500   Merrill Lynch Liquidity Series, LLC
                                                               Money Market Series (a)(b)                              80,302,500

                                                               Total Short-Term Securities
                                                               (Cost - $107,996,166) - 19.2%                          107,996,166

                                                               Total Investments
                                                               (Cost - $480,285,643*) - 112.9%                        634,375,855
                                                               Liabilities in Excess of
                                                               Other Assets - (12.9%)                                (72,615,919)
                                                                                                                   --------------
                                                               Net Assets - 100.0%                                 $  561,759,936
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $    482,051,815
                                                   ================
    Gross unrealized appreciation                  $    157,984,525
    Gross unrealized depreciation                       (5,660,485)
                                                   ----------------
    Net unrealized appreciation                    $    152,324,040
                                                   ================


(a) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I                $   15,668,273     $   484,614
    Merrill Lynch Liquidity Series,
       LLC Money Market Series                $  (4,454,850)     $   236,704


(b) Security was purchased with the cash proceeds from securities loans.

(c) Depositary receipts.

(d) Non-income producing security.

(e) Security, or a portion of security, is on loan.

o   For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o   Forward foreign exchange contracts as of January 31, 2006 were as follows:

    Foreign                                              Unrealized
    Currency                    Settlement              Appreciation
    Purchased                      Date                (Depreciation)

    EUR    519,028            February 2006             $     (807)
    GBP    200,899            February 2006                   1,421
                                                        -----------
    Total Unrealized Appreciation on
    Forward Foreign Exchange Contracts
    Net (USD Commitment - $986,805)                     $       614
                                                        ===========


o   Currency Abbreviations

    EUR   Euro
    GBP   British Pound
    USD   U.S. Dollar


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Healthcare Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Healthcare Fund, Inc.


Date:  March 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Healthcare Fund, Inc.


Date:  March 20, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Healthcare Fund, Inc.


Date:  March 20, 2006